S000107713 [Member] Expense Example - NORTHERN TRUST 2046 TAX-EXEMPT DISTRIBUTING LADDER ETF - NORTHERN TRUST 2046 TAX-EXEMPT DISTRIBUTING LADDER ETF	Aug. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 58